SUBSEQUENT EVENTS (Details)											12 Months Ended
	Jan. 02, 2031 $ / shares	Jan. 27, 2026 CAD ($) shares	Jan. 27, 2026 $ / shares	Jan. 01, 2026 CAD ($) shares	Aug. 01, 2025	Jun. 24, 2025	Feb. 28, 2025	Jan. 19, 2025	Feb. 09, 2024	Feb. 08, 2024	Dec. 31, 2025 CAD ($) EquityInstruments $ / shares	Dec. 31, 2024 CAD ($) EquityInstruments $ / shares
SUBSEQUENT EVENTS
Number of options granted | EquityInstruments											1,258,250	647,000
Options exercise price | $ / shares											$ 10.58	$ 12.68
Proceeds from exercise of stock options | $											$ 3,229,736	$ 2,630,019
NexGen | IsoEnergy
SUBSEQUENT EVENTS
Percentage of ownership held by the associate		30.00%			30.20%	30.90%	31.80%	31.80%	33.10%	33.80%	30.00%
Bought Deal Financing and Concurrent Private Placement | Underwriters
SUBSEQUENT EVENTS
Number of shares issued | shares		3,833,410
Share price | $ / shares			$ 15
Proceeds from share issuance | $		$ 57,501,150
Bought Deal Financing and Concurrent Private Placement | Private placement
SUBSEQUENT EVENTS
Number of shares issued | shares		1,666,667
Share price | $ / shares			$ 15
Proceeds from share issuance | $		$ 25,000,005
Option Grants and Option Exercises
SUBSEQUENT EVENTS
Number of options granted | shares				704,375
Options exercise price | $ / shares	$ 13.78
Stock issued on exercise of stock option | shares				127,194
Proceeds from exercise of stock options | $				$ 1,564,928